Investment in the Master Trust - Change In Net Assets of Master Trust (Details) - EBP 020 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Appreciation in fair value of investments	$ 118,795
Total investment income	164,321
Net transfers out	12
Net assets available for benefits, beginning of year	885,360
Net assets available for benefits, end of year	1,032,926
Master Trust
EBP, Master Trust [Line Items]
Total investment income	35,026
Net transfers out	(22,130)
Net increase in net assets available for benefits	12,896
Net assets available for benefits, beginning of year	90,883
Net assets available for benefits, end of year	103,779
Master Trust | Carpenter Technology Stock Fund
EBP, Master Trust [Line Items]
Appreciation in fair value of investments	33,578
Interest and dividends	186
Master Trust | Insight Investment Stable Value Fund
EBP, Master Trust [Line Items]
Interest and dividends	$ 1,262